Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Dividends	$ 8,860,695
Net appreciation in fair value of investments	17,826,804
Total investment income	26,687,499
Interest income on notes receivable from participants	768,580
Contributions
Participants	12,544,770
Employer	4,971,097
Rollovers	518,595
Total contributions	18,034,462
Total income and contributions	45,490,541
Deductions from net assets available for benefits attributed to:
Benefits paid to participants	31,322,898
Administrative expenses	158,885
Total deductions	31,481,783
Net increase in net assets available for benefits	14,008,758
Net assets available for benefits
Beginning of year	245,348,884
End of year	$ 259,357,642